Employee Future Benefits	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Employee Future Benefits	Employee Future Benefits
A. Description
The Company sponsors registered pension plans in Canada and the US covering substantially all employees of the Company in these countries and specific named employees working internationally. These plans have defined benefit and defined contribution options, and in Canada there is an additional non-registered supplemental plan for eligible employees whose annual earnings exceed the Canadian income tax limit. Except for the Highvale pension plan acquired in 2013, the Canadian and US defined benefit pension plans are closed to new entrants. The US defined benefit pension plan was frozen effective Dec. 31, 2010, resulting in no future benefits being earned. The supplemental pension plan was closed as of Dec. 31, 2015, and a new defined contribution supplemental pension plan commenced for executive members effective Jan. 1, 2016. Current executives as of Dec. 31, 2015, were grandfathered into the old supplemental plan.
The latest actuarial valuation for accounting purposes of the US pension plan was at Jan. 1, 2021. The latest actuarial valuation for accounting purposes of the Highvale and Canadian pension plans was at Dec. 31, 2019. The measurement date used for all plans to determine the fair value of plan assets and the present value of the defined benefit obligation was Dec. 31, 2021.
Funding of the registered pension plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada, or more, depending on funding status, and every year in the US. The supplemental pension plan is solely the obligation of the Company. The Company is not obligated to fund the supplemental plan but is obligated to pay benefits under the terms of the plan as they come due. The Company posted a letter of credit in March 2021 for the amount of $97 million to secure the obligations under the supplemental plan.
The Company provides other health and dental benefits to the age of 65 for both disabled members and retired members through its other post-employment benefits plans. The latest actuarial valuations for accounting purposes of the Canadian and US plans were as at Dec. 31, 2019, and Jan. 1, 2021, respectively. The measurement date used to determine the present value obligation for both plans was Dec. 31, 2021.
The Company provides several defined contribution plans, including an Australian superannuation plan and a US 401(k) savings plan, that provide for company contributions from 5 per cent to 10 per cent, depending on the plan. Optional employee contributions are allowed for all the defined contribution plans.
B. Costs Recognized

The costs recognized in net earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2021	Registered	Supplemental	Other	Total
Current service cost	3	2	1	6
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	12	2	—	14
Interest on plan assets	(8)	—	—	(8)
Curtailment and amendment gain	(7)	—	—	(7)
Defined benefit expense	1	4	1	6
Defined contribution expense	8	—	—	8
Net expense	9	4	1	14

Year ended Dec. 31, 2020	Registered	Supplemental	Other	Total
Current service cost	5	2	1	8
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	16	3	1	20
Interest on plan assets	(11)	(1)	—	(12)
Curtailment and amendment gain	(2)	—	—	(2)
Defined benefit expense	9	4	2	15
Defined contribution expense	9	—	—	9
Net expense	18	4	2	24

Year ended Dec. 31, 2019	Registered	Supplemental	Other	Total
Current service cost	7	2	1	10
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	19	3	1	23
Interest on plan assets	(12)	(1)	—	(13)
Curtailment and amendment gain	(3)	—	—	(3)
Defined benefit expense	13	4	2	19
Defined contribution expense	9	—	—	9
Net expense	22	4	2	28

C. Status of Plans

The status of the defined benefit pension and other post-employment benefit plans is as follows:

Year ended Dec. 31, 2021	Registered	Supplemental	Other	Total
Fair value of plan assets	339	14	—	353
Present value of defined benefit obligation	(469)	(101)	(23)	(593)
Funded status – plan deficit	(130)	(87)	(23)	(240)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(4)	(6)	(2)	(12)
Other long-term liabilities	(126)	(81)	(21)	(228)
Total amount recognized	(130)	(87)	(23)	(240)

Year ended Dec. 31, 2020	Registered	Supplemental	Other	Total
Fair value of plan assets	367	14	—	381
Present value of defined benefit obligation	(542)	(109)	(24)	(675)
Funded status – plan deficit	(175)	(95)	(24)	(294)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(5)	(5)	(2)	(12)
Other long-term liabilities	(170)	(90)	(22)	(282)
Total amount recognized	(175)	(95)	(24)	(294)

D. Plan Assets

The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2019	373	13	—	386
Interest on plan assets	11	1	—	12
Net return on plan assets	25	(1)	—	24
Contributions	6	6	1	13
Benefits paid	(45)	(5)	(1)	(51)
Administration expenses	(1)	—	—	(1)
Effect of translation on US plans	(2)	—	—	(2)
As at Dec. 31, 2020	367	14	—	381
Interest on plan assets	8	—	—	8
Net return on plan assets	14	(1)	—	13
Contributions	5	6	1	12
Benefits paid	(54)	(5)	(1)	(60)
Administration expenses	(1)	—	—	(1)
As at Dec. 31, 2021	339	14	—	353
The fair value of the Company’s defined benefit plan assets by major category is as follows:

Year ended Dec. 31, 2021	Level I	Level II	Level III	Total
Equity securities
Canadian	—	29	4	33
US	—	20	—	20
International	47	79	—	126
Private	—	—	1	1
Bonds
AAA	—	28	—	28
AA	—	54	—	54
A	—	36	—	36
BBB	1	24	—	25
Below BBB	—	10	—	10
Money market and cash and cash equivalents	—	20	—	20
Total	48	300	5	353

Year ended Dec. 31, 2020	Level I	Level II	Level III	Total
Equity securities
Canadian	—	64	—	64
US	—	30	—	30
International	—	103	—	103
Private	—	—	1	1
Bonds
AAA	—	36	—	36
AA	—	67	—	67
A	—	34	—	34
BBB	1	22	—	23
Below BBB	—	4	—	4
Money market and cash and cash equivalents	—	19	—	19
Total	1	379	1	381

Plan assets do not include any common shares of the Company at Dec. 31, 2021 and Dec. 31, 2020. The Company charged the registered plan nil for administrative services provided for the year ended Dec. 31, 2021 (2020 — nil).
E. Defined Benefit Obligation

The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2019	543	99	22	664
Current service cost	5	2	1	8
Interest cost	16	3	1	20
Benefits paid	(45)	(5)	(1)	(51)
Curtailment	(2)	—	—	(2)
Actuarial loss arising from financial assumptions	43	10	2	55
Actuarial gain arising from experience adjustments	(17)	—	—	(17)
Effect of translation on US plans	(1)	—	(1)	(2)
Present value of defined benefit obligation as at Dec. 31, 2020	542	109	24	675
Current service cost	3	2	1	6
Interest cost	12	2	—	14
Benefits paid	(54)	(5)	(1)	(60)
Curtailment	(7)	—	—	(7)
Actuarial gain arising from financial assumptions	(26)	(7)	(1)	(34)
Actuarial gain arising from experience adjustments	(1)	—	—	(1)
Present value of defined benefit obligation as at Dec. 31, 2021	469	101	23	593

The weighted average duration of the defined benefit plan obligation as at Dec. 31, 2021, is 13.6 years.

F. Contributions

The expected employer contributions for 2022 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	5	6	2	13
G. Assumptions

The significant actuarial assumptions used in measuring the Company’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	As at Dec. 31, 2021			As at Dec. 31, 2020
(per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	2.8	2.8	2.7	2.4	2.3	2.3
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	—	—	6.8	—	—	6.8
Dental-care cost escalation	—	—	4.0	—	—	4.0
Benefit cost for the year
Discount rate	2.4	2.3	2.3	3.0	3.0	3.0
Rate of compensation increase	2.9	3.0	—	2.9	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(2)(4)	—	—	7.1	—	—	7.1
Dental-care cost escalation	—	—	4.0	—	—	4.0
(1) 2021 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2030 for Canada.
(2) 2021 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2030 for Canada.
(3) 2020 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2030 for Canada.
(4) 2020 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2030 for Canada.

H. Sensitivity Analysis

The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
Year ended Dec. 31, 2021	Registered	Supplemental	Other	Pension	Other
1% decrease in the discount rate	61	15	2	3	1
1% increase in the salary scale	3	—	—	—	—
1% increase in the health-care cost trend rate	—	—	2	—	—
10% improvement in mortality rates	20	4	—	1	—